Acquisition and Business Combination (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Jan. 08, 2019	Aug. 13, 2018	Mar. 31, 2018	Mar. 31, 2017
Statements [Line Items]
Investment in Intensity	$ 7,409	$ 5,200
Other receivable	574	282
Cash and cash equivalents	3,152	6,166			$ 7,520	$ 159
IPR&D	117,388	117,388
Goodwill	43,324	43,324
Total assets	173,174	173,715
Trade and other payables	(1,268)	(1,107)
Deferred tax liability, net	(21,604)	(20,364)	$ (19,800)
Total liabilities	$ (27,533)	$ (25,158)
SalvaRx [Member]
Statements [Line Items]
Investment in Intensity				$ 4,500
Other receivable				641
Cash and cash equivalents				1,192
IPR&D				117,388
Goodwill				43,324
Total assets				167,045
Trade and other payables				(625)
Notes payable				(3,370)
Convertible notes payable				(100)
Deferred tax liability, net				(19,673)
Non-controlling interest (see Note 21)(a)				(48,731)
Total liabilities				(72,499)
Fair value of consideration				$ 94,546